Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.9%
179,053	iShares 20+ Year Treasury Bond ETF	$24,252,729	1.9
996,823	Xtrackers USD High Yield Corporate Bond ETF	49,831,182	4.0

	Total Exchange-Traded Funds
	(Cost $74,959,242)	74,083,911	5.9

MUTUAL FUNDS: 93.9%
	Affiliated Investment Companies: 93.9%
4,791,351	Voya Emerging Markets Index Portfolio - Class P2	69,235,021	5.5
14,009,971	Voya International Index Portfolio - Class P2	162,515,659	12.9
2,195,230	Voya Russell Mid Cap Index Portfolio - Class P2	31,830,832	2.5
2,121,330	Voya Russell Small Cap Index Portfolio - Class P2	37,632,399	3.0
38,738,552	Voya U.S. Bond Index Portfolio - Class P2	420,700,680	33.4
22,804,431	Voya U.S. Stock Index Portfolio - Class P2	460,649,501	36.6

	Total Mutual Funds
	(Cost $1,026,768,716)	1,182,564,092	93.9

	Total Investments in Securities (Cost $1,101,727,958)	$1,256,648,003	99.8
	Assets in Excess of Other Liabilities	2,289,974	0.2
	Net Assets	$1,258,937,977	100.0

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$74,083,911	$–	$–	$74,083,911
Mutual Funds	1,182,564,092	–	–	1,182,564,092
Total Investments, at fair value	$1,256,648,003	$–	$–	$1,256,648,003
Other Financial Instruments+
Futures	313,370	–	–	313,370
Total Assets	$1,256,961,373	$–	$–	$1,256,961,373

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 03/31/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$69,909,060	$1,715,999	$(3,981,068)	$1,591,030	$69,235,021	$-	$469,186	$-
Voya International Index Portfolio - Class P2	161,964,096	3,633,149	(7,309,595)	4,228,009	162,515,659	-	1,242,650	-
Voya Russell Mid Cap Index Portfolio - Class P2	31,334,886	756,906	(2,878,653)	2,617,693	31,830,832	-	(166,983)	-
Voya Russell Small Cap Index Portfolio - Class P2	38,962,189	1,476,665	(5,381,647)	2,575,192	37,632,399	-	2,063,067	-
Voya U.S. Bond Index Portfolio - Class P2	411,615,746	40,323,001	(13,240,329)	(17,997,738)	420,700,680	2,993,300	681,648	-
Voya U.S. Stock Index Portfolio - Class P2	445,949,352	10,583,025	(18,892,972)	23,010,096	460,649,501	-	3,688,987	-
	$1,159,735,329	$58,488,745	$(51,684,264)	$16,024,282	$1,182,564,092	$2,993,300	$7,978,555	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the following futures contracts were outstanding for Voya Index Solution 2025 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	63	06/18/21	$12,497,310	$200,585
			$12,497,310	$200,585
Short Contracts:
Mini MSCI EAFE Index	(113)	06/18/21	(12,384,800)	112,785
			$(12,384,800)	$112,785

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,113,417,950.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$160,350,273
Gross Unrealized Depreciation	(16,806,850)

Net Unrealized Appreciation	$143,543,423